SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Prepaid Expenses And Other Current Assets
Prepaid expenses	$ 2,035	$ 15,841,000	$ 121,000
Deferred IPO costs			5,302,000
Others	9	69,000	62,000
Total	$ 2,044	$ 15,910,000	$ 5,485,000